Term Notes	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Term Notes

7. Term Notes

2014 Loan and Security Agreement

In June 2014, the Company entered into a Loan and Security Agreement with Silicon Valley Bank (the “2014 Loan and Security Agreement”), under which a total of $4.0 million was borrowed. The Company made monthly payments of principal and interest through the maturity date of October 1, 2017, and a one-time payment of $0.2 million on the maturity date of the loan. All the borrowings under the 2014 Loan and Security Agreement were fully repaid as of December 31, 2017.

In connection with the 2014 Loan and Security Agreement, the Company issued warrants to purchase shares of the Company’s Series A-1 convertible preferred stock. Upon issuance, the fair value of the warrants was recorded as a debt discount. The debt discount was amortized to interest expense, net over the repayment period of the loan. During the year ended December 31, 2017, amortization of debt discount was $0.1 million.

2018 Loan and Security Agreement

In February 2018, the Company entered into a Loan and Security Agreement with Silicon Valley Bank (the “2018 Loan and Security Agreement”). The terms of the 2018 Loan and Security Agreement include a term loan of $15.0 million and a revolving line of credit of $2.0 million. The term loan was available in two tranches, of which the first tranche of $10.0 million was funded in June 2018 and the second tranche of $5.0 million was funded in December 2018. The Company has not drawn down on its revolving line of credit as of December 31, 2018.

The term loan matures in December 2021, with interest-only monthly payments until September 2019. The interest-only period will extend through December 2019 if certain financing milestones are met. The term loan accrues interest at a floating per annum rate equal to the greater of the Wall Street Journal prime rate minus 1.75% and 2.75% (3.75% as of December 31, 2018). There is a final payment equal to 6.75% of the original aggregate principal amount, or $1.0 million, of the term loan advances, which will be accrued over the term of the loan using the effective-interest method.

The line of credit matures in February 2021 and accrues interest at the Wall Street Journal prime rate.

In connection with the execution of the 2018 Loan and Security Agreement, the Company issued warrants to purchase 34,440 shares of the Company’s common stock. Upon issuance, the fair value of the warrants of $0.1 million was recorded as a debt issuance cost. The debt issuance cost will be amortized to interest expense, net over the repayment period of the loan.

During the year ended December 31, 2018, the Company recorded interest expense related to the 2018 Loan and Security Agreement and amortization of debt discount of $0.2 million and $0.2 million, respectively.

The term loan is secured by all of the Company’s assets, excluding intellectual property and certain other assets. The loan contains customary affirmative and restrictive covenants, including with respect to the Company’s ability to enter into fundamental transactions, incur additional indebtedness, grant liens, pay any dividend or make any distributions to its holders, make investments, merge or consolidate with any other person or engage in transactions with the Company’s affiliates, but does not include any financial covenants.

Long-term debt and net premium balances are as follows:

December 31, 2018
(in thousands)
Face value of term note	$15,000
Net premium associated with accretion of final payment, issuance of common stock warrants, and other debt issuance costs	50

Term note, current and noncurrent	15,050
Less term note, current portion	(1,667)

Term note, noncurrent portion	$13,383

Future minimum payments of principal and estimated payments of interest on the Company’s outstanding variable rate borrowings as of December 31, 2018 are as follows:

Year ending December 31:	(in thousands)
2019	$2,243
2020	7,079
2021	7,816

Total future payments	17,138
Less amounts representing interest	(1,125)
Less final payment	(1,013)

Total principal amount of term note payments	$15,000